Acquisitions (Details) $ in Thousands, € in Millions											12 Months Ended
	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 05, 2023 USD ($)	Jun. 03, 2022 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Acquisition
Acquisition purchase price, net of cash acquired											$ 142,700	$ 115,561	$ 90,278
Contingent consideration											35,146	30,949
Acquisition-related costs											3,697	2,560	1,292
Net CHB, LLC
Acquisition
Acquisition purchase price, net of cash acquired						$ 38,700						38,664
Maximum potential performance-based contingent consideration						$ 60,000
Period for revenue performance targets						2 years
Contingent consideration						$ 13,900
Gross contractual amount of trade receivables acquired						100
Fair value of acquired trade receivables						$ 100
Foxtrot
Acquisition
Acquisition purchase price, net of cash acquired					$ 4,200							4,228
Gross contractual amount of trade receivables acquired					700
Fair value of acquired trade receivables					$ 700
XPS
Acquisition
Acquisition purchase price, net of cash acquired				$ 61,100
Maximum potential performance-based contingent consideration				$ 75,000
Period for revenue performance targets				2 years
Contingent consideration				$ 9,400
Gross contractual amount of trade receivables acquired				1,500
Fair value of acquired trade receivables				$ 1,500
Supply Vision
Acquisition
Acquisition purchase price, net of cash acquired			$ 11,600									$ 11,573
Maximum potential performance-based contingent consideration			$ 3,000
Period for revenue performance targets			2 years
Contingent consideration			$ 2,700
Gross contractual amount of trade receivables acquired			300
Fair value of acquired trade receivables			$ 300
QuestaWeb
Acquisition
Acquisition purchase price, net of cash acquired										$ 35,900			35,860
Gross contractual amount of trade receivables acquired										600
Fair value of acquired trade receivables										500
Estimate of contractual cash flows not expected to be collected										$ 100
Portrix
Acquisition
Acquisition purchase price, net of cash acquired								$ 25,200	€ 20.7				25,188
Gross contractual amount of trade receivables acquired								700
Fair value of acquired trade receivables								$ 700
GreenMile
Acquisition
Acquisition purchase price, net of cash acquired							$ 29,200						$ 29,230
Maximum potential performance-based contingent consideration							$ 10,000
Period for revenue performance targets							2 years
Contingent consideration							$ 3,300
Gross contractual amount of trade receivables acquired							1,100
Fair value of acquired trade receivables							1,000
Estimate of contractual cash flows not expected to be collected							$ 100
GroundCloud
Acquisition
Acquisition purchase price, net of cash acquired		$ 136,800									136,843
Maximum potential performance-based contingent consideration		$ 80,000
Period for revenue performance targets		2 years
Contingent consideration		$ 19,600
Gross contractual amount of trade receivables acquired		1,500
Fair value of acquired trade receivables		$ 1,500
Localz Pty Ltd
Acquisition
Acquisition purchase price, net of cash acquired	$ 5,900										5,857
Gross contractual amount of trade receivables acquired	600
Fair value of acquired trade receivables	$ 600
Fiscal 2024 Acquisitions
Acquisition
Acquisition-related costs											1,100
Amount of revenue recognized											37,300
Amount of net loss recognized											$ 1,600